CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE	$ 464,305	$ 442,614
OPERATING EXPENSE:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	127,012	120,544
Selling, general and administrative expenses	188,681	179,470
Depreciation	24,891	25,832
Amortization	24,110	24,554
Other operating expense (income) - net	3,568	(150)
Operating expenses	368,262	350,249
Loss from operations	96,043	92,365
OTHER EXPENSE, NET:
Interest expense	(59,586)	(61,167)
Gain on fair value adjustment for swaps and foreign currency exchange contract - net	17,105	8,765
Unrealized foreign exchange gains - net	38,234	12,679
Total other income (expense)	355	300
Total other expense-net	(3,892)	(39,423)
INCOME BEFORE INCOME TAXES	92,151	52,942
INCOME TAX EXPENSE	(28,349)	(10,673)
NET INCOME	63,802	42,269
Net income attributable to noncontrolling interest	375	141
Redeemable Preferred Stock dividend	38,552	34,426
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC	$ 24,875	$ 7,702
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic net income (loss) per ordinary share	$ 0.16	$ 0.05
Diluted net income (loss) per ordinary share	$ 0.14	$ 0.05
Weighted-average common shares outstanding:
Basic	153,321,585	153,303,505
Diluted	172,452,848	154,096,346